Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of activities related to related party
	2012	2011

Qualified R&D costs incurred by the Company	$-	$655,786
Reimbursements received from MSKCC	237,834	966,341